FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2021
HEALTHCOR CATALIO ACQUISITION CORP
Schedule of Company's assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		September 30,
	Level	2021
Assets:
Marketable securities held in Trust Account	1	$207,014,497